Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-4

Collection Period	10/01/23-10/31/23
Determination Date	11/9/2023
Distribution Date	11/15/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-12.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$583,539,417.20
2.	Collections allocable to Principal		$20,013,402.70
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,313,026.19
5.	Pool Balance on the close of the last day of the related Collection Period		$562,212,988.31
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		41,080
7.	Initial Pool Balance		$1,403,509,094.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$375,560,644.46	$354,234,215.57
	e. Class A-4 Note Balance	$130,080,000.00	$130,080,000.00
	f. Class B Note Balance	$23,860,000.00	$23,860,000.00
	g. Class C Note Balance	$32,980,000.00	$32,980,000.00
	h. Class D Note Balance	$17,550,000.00	$17,550,000.00
	i. Note Balance (sum a - h)	$580,030,644.46	$558,704,215.57
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.7607370	0.7175381
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4143076	0.3990744
10.	Overcollateralization Target Amount		$3,508,772.74
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,508,772.74
12.	Weighted Average Coupon		8.41%
13.	Weighted Average Original Term	months	67.08
14.	Weighted Average Remaining Term	months	39.26
15.	Applicable reference rate for the interest period ending 11/14/2023		N/A
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2023		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,035,899.80
	b. Liquidation Proceeds allocable to Finance Charge		$609.33
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,036,509.13
18.	Principal:
	a. Collections allocable to Principal		$20,013,402.70
	b. Liquidation Proceeds allocable to Principal		$803,644.85
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,817,047.55
19.	Total Finance Charge and Principal Collections (17d + 18d)		$24,853,556.68
20.	Interest Income from Collection Account		$103,072.21
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$24,956,628.89

Available Funds
23.	Available Collections	$24,956,628.89
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$24,956,628.89
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$486,282.85
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$486,282.85
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$—
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$—
	i. Class A-2b Monthly Interest	$—
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$—
	m. Class A-3 Monthly Interest	$175,261.63
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$175,261.63
	q. Class A-4 Monthly Interest	$88,888.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$88,888.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$20,678.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$20,678.67
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$37,927.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$37,927.00
34.	Tertiary Principal Distributable Amount	$267,656.15
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$21,645.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$21,645.00

36.	Quaternary Principal Distributable Amount	$17,550,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$18,648,339.30
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$3,508,772.74
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,036,509.13
	b. Total Daily Deposits of Principal Collections	$20,817,047.55
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$103,072.21
	e. Total Deposits to Collection Account (sum a - d)	$24,956,628.89
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$486,282.85
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,670,829.19
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,799,516.85
	f. Total Withdrawals from Collection Account (sum a - e)	$24,956,628.89
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$—
	c. Class A-2b Interest Distribution	$—
	d. Class A-3 Interest Distribution	$175,261.63
	e. Class A-4 Interest Distribution	$88,888.00
	f. Class B Interest Distribution	$20,678.67
	g. Class C Interest Distribution	$37,927.00
	h. Class D Interest Distribution	$21,645.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$21,326,428.89
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$21,670,829.19
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$21,501,690.52
	e. Class A-4 Distribution	$88,888.00
	f. Class B Distribution	$20,678.67
	g. Class C Distribution	$37,927.00
	h. Class D Distribution	$21,645.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$21,670,829.19

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,799,516.85
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,799,516.85
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,508,772.74
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,508,772.74
51.	Investment Earnings	$15,668.87
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,524,441.61
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$15,668.87
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,508,772.74
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$486,282.85
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,670,829.19
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,799,516.85
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$15,668.87
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$21,501,690.52
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$88,888.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$20,678.67
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$37,927.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$21,645.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,799,516.85

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,394	$23,512,832.88
	b. 61 to 90 days past due	855	$14,844,906.29
	c. 91 to 120 days past due	164	$2,740,573.48
	d. 121 or more days past due	1	$32,387.48
	e. Total Past Due (sum a - d)	2,414	$41,130,700.13
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		7.3159%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	90	$1,313,026.19
77.	Recoveries	205	$804,254.18
78.	Net Losses (Ln 76 - Ln 77)		$508,772.01
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0872%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,067	$38,008,394.94
81.	Recoveries	1,684	$15,998,353.43
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$22,010,041.51
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.5682%
84.	Average Net Loss on Defaulted Receivables		$10,648.30

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$6,764,030.48
86.	Pool Balance on the close of the last day of the preceding Collection Period		$583,539,417.20
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.16%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2023.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer